Revenue Recognition - Deferred Contract Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement In Deferred Contract Acquisition Costs [Roll Forward]
Beginning balance	$ 15,562	$ 14,383	$ 10,365
Additions to deferred contract acquisition costs	10,535	8,894	9,707
Amortization of deferred contract acquisition costs	(8,583)	(7,715)	(5,689)
Impairment of deferred contract acquisition costs	(956)	0	0
Ending balance	$ 16,558	$ 15,562	$ 14,383